Restructuring	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring

7. Restructuring

During the first quarter of 2012, as a part of the overall realignment of our strategic path, our exit from India and the Asia Pacific region and our decision to sell our France and Netherlands subsidiaries, we initiated a restructuring plan. As a result of this restructuring plan, we implemented a reduction in force and incurred costs primarily related to involuntary termination benefits. A portion of the restructuring charges related to this action are included in discontinued operations. For the year ended December 31, 2012, $1.5 million is included in Restructuring on the consolidated statements of operations for charges incurred in the U.S. We have not incurred any restructuring charges subsequent to June 30, 2012. As of December 31, 2012, all restructuring charges committed to were paid.

The following table reconciles restructuring charges related to continuing operations with the associated liabilities (in thousands):

Involuntary Termination Benefits
Balance as of December 31, 2011	873
Restructuring charges	1,496
Utilization	(2,369)

Balance as of December 31, 2012	$—